INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 15 – INCOME TAXES

The Company is governed by the Income Tax Law of the PRC and the U.S. Internal Revenue Code of 1986, as amended. Under the Income Tax Laws of PRC, Chinese companies are generally subject to an income tax at an effective rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments. Avalon Shanghai, is subject to the statutory rate of 25%. Beijing GenExosome is subjected to PRC income tax at a preferential rate of 10% due to its small size with minimal taxable income in according to PRC taxes laws. The Company has a cumulative deficit from its foreign subsidiaries of approximately $183,000 as of December 31, 2017, which is included in the consolidated accumulated deficit.

The U.S. tax reform bill that Congress voted to approve December 20, 2017, also known as the “Tax Cuts and Jobs Act”, made sweeping modifications to the Internal Revenue Code, including a much lower corporate tax rate, changes to credits and deductions, and a move to a territorial system for corporations that have overseas earnings.

The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%.

As of December 31, 2017, the Company has incurred an aggregate net operating loss of approximately $1,481,000 for income taxes purposes. The net operating loss carries forward for United States income taxes and may be available to reduce future years’ taxable income. These carry forwards will expire, if not utilized, through 2037. Management believes that it appears more likely than not that the Company will not realize these tax benefits due to the Company’s limited operating history and continuing losses for United States income taxes purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset benefit related to the U.S. net operating loss carry forward to reduce the asset to zero. Management will review this valuation allowance periodically and make adjustments as necessary.

The Company’s (loss) income before income taxes includes the following components:

	Year Ended December 31, 2017	Year Ended December 31, 2016
United States loss before income taxes	$(3,794,872)	$(10,202)
China (loss) income before income taxes	(254,773)	87,710
Total (loss) income before income taxes	$(4,049,645)	$77,508

Note: included in the United States loss before income taxes is $1,433,074, which will not be included in the Company’s consolidated income tax return, because the Company owns only 60% of GenExosome. The U.S. tax law requires 80% ownership to consolidate.

Components of income taxes expense consisted of the following:

	Year Ended December 31, 2017	Year Ended December 31, 2016
Current:
U.S. federal	$—	$—
U.S. state and local	—	—
China	—	21,927
Total current income taxes expense	$—	$21,927
Deferred:
U.S. federal	$—	$—
U.S. state and local	—	—
China	—	—
Total deferred income taxes expense	$—	$—
Total income taxes expense	$—	$21,927

The table below summarizes the differences between the U.S. statutory rate and the Company’s effective tax rate for the years ended December 31, 2017 and 2016:

	Year Ended December 31, 2017	Year Ended December 31, 2016
U.S. federal rate	34.0%	34.0%
U.S. state rate	5.0%	5.0%
Non-deductible expenses	(22.3)%	—
U.S. effective rate in excess of China tax rate	(1.0)%	(15.8)%
U.S. valuation allowance	(15.7)%	5.1%
Total provision for income taxes	0.0%	28.3%

For the year ended December 31, 2017, the Company did not incur any income taxes expense since it did not generate any taxable income in 2017. For the year ended December 31, 2016, income taxes expense related to our operations in the PRC amounted to $21,927.

The Company’s approximate net deferred tax assets as of December 31, 2017 and 2016 were as follows:

Deferred tax assets:	December 31, 2017	December 31, 2016
Net U.S. operating loss carryforward	$420,695	$43,904
Valuation allowance	(420,695)	(43,904)
Net deferred tax assets	$—	$—

At December 31, 2017 and 2016, the valuation allowance was $420,695 and $43,904 related to the U.S. net operating loss carryforward, respectively. During the year ended December 31, 2017, the valuation allowance increased by approximately $377,000.  The Company provided a valuation allowance equal to the deferred income tax assets for the years ended December 31, 2017 and 2016 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. The potential tax benefit arising from the loss carryforward will expire in 2037. Additionally, the future utilization of the net operating loss carryforward to offset future taxable income may be subject to special tax rules which may limit their usage under IRS Section 382 (Change of Ownership) and possibly the Separate Return Limitation Year (“SRLY”) rules. If necessary, the deferred tax assets will be reduced by any carryforward that expires prior to utilization as a result of such limitations, with a corresponding reduction of the valuation allowance.

The Company has been notified and assessed an IRS Section 6038 penalty of $10,000 for failure to file a foreign entity tax disclosure. The Company has appealed the penalty and awaits the Internal Revenue Service’s review of the appeal. There is no assurance such appeal will be successful.

The Company does not have any significant uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2017, 2016 and 2015 Corporate Income Tax Returns are subject to Internal Revenue Service examination.